Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured on a recurring basis on a gross basis:

	Level 2		Level 3
	December 31,		December 31,
(in millions)	2017	2016	2017	2016
Financial current assets:
Forward currency contracts	$0.3	$0.5	$—	$—
Interest rate swap contracts	1.2	—	—	—
Financial non-current assets:
Interest rate swap contracts	10.6	9.8	—	—
Financial current liabilities:
Forward currency contracts	0.4	0.3	—	—
Interest rate swap contracts	—	5.6	—	—
Contingent consideration	—	—	—	1.6
Financial non-current liabilities:
Contingent consideration	—	—	0.4	5.9

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Level 3)
The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which are contingent consideration liabilities (i.e. earn-outs) related to prior acquisitions. Refer to “Note 18: Business Combinations” for further information discussing the business acquisitions resulting in contingent consideration liabilities, the terms of the earn-outs, the unobservable inputs factored into the fair value determination and the estimated impact on the consolidated financial statements related to changes in the unobservable inputs.

(in millions)	2017	2016
Fair value as of January 1	$7.5	$8.7
Additions	0.4	—
Fair value adjustments	(3.0)	(0.7)
Foreign currency	0.1	(0.1)
Payments	(3.7)	(0.4)
Gain on settlement	(0.9)	—
Fair value as of December 31	$0.4	$7.5

Estimated Fair Value of Financial Instruments Not Carried at Fair Value
The estimated fair value of financial instruments not carried at fair value in the consolidated balance sheets were as follows:

	December 31, 2017		December 31, 2016
(in millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities:
Long-term debt including current portion (Level 2)	$2,882.0	$2,939.7	$2,954.0	$3,019.1